Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
At 1 January	$ 69	$ 39	$ 58
Additions	26	92	8
Share of after tax losses	5	64	27
Exchange and other adjustments	14	(2)
At 31 December	$ 76	$ 69	$ 39